Financial income, net	12 Months Ended
Dec. 31, 2014
Financial income, net [Abstract]
Financial income, net

NOTE 17:-    FINANCIAL INCOME, NET

	Year ended December 31,
	2012	2013	2014

Financial income:
Interest on marketable securities and bank deposits	$644	$1,310	$140
Foreign currency translation differences and derivatives	2,839	1,599	1,567

	3,483	2,909	1,707
Financial expenses:
Bank charges and interest on loans	(3,850)	(5,260)	(7,691)
Foreign currency translation differences (*)	(3,180)	(9,559)	(28,491)
Impairment and amortization of premium on marketable securities (*)	-	(2,108)	(3,471)

	(7,030)	(16,927)	(39,653)

	$(3,547)	$(14,018)	$(37,946)

(*)
In 2014, includes $ 24,771 resulting from the devaluation of the local currency in Venezuela, pursuant to SICAD II, and the related re-measurement of certain assets denominated in or linked to the U.S. dollar due to restrictive government policies on payments in foreign currency in the year ended December 31, 2014 and $ 2,170 related to certain transactions to expatriate cash from Venezuela and Argentina.